DIVIDENDS ON ORDINARY SHARES	12 Months Ended
Dec. 31, 2019
Disclosure of dividends [text block] [Abstract]
Disclosure of dividends [text block]	38 DIVIDENDS ON ORDINARY SHARES
	2019	2018	2017
	£m	£m	£m
Dividends paid in the year were as follows:
Interim dividends	4,100	11,022	2,650